Income tax and social contribution (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Amount recorded
Deferred income tax and social contribution
Provisions for credit losses		R$ 14,212,786	[1]	R$ 11,554,370
Provision for contingencies		4,790,532	[1]	1,835,386
Impairment of securities and investments		1,967,811	[1]	572,468
Adjustment to fair value of securities		1,339,401	[1]	955,712
Other		5,025,820	[1]	2,313,692
Total deductible taxes on temporary differences	[1]	27,336,350		17,231,628
Income tax and social contribution losses in Brazil and abroad	[1]	1,498,083		2,332,637
Total deferred tax assets	[2]	28,834,433	[1]	19,564,265
Deferred tax liabilities	[2]	5,011,070	[1]	2,231,551
Net deferred taxes	[2]	23,823,363	[1]	17,332,714
Realized / Decrease
Deferred income tax and social contribution
Provisions for credit losses		(6,199,140)		(6,415,433)
Provision for contingencies		(1,862,405)		(1,527,145)
Impairment of securities and investments		(1,067,523)		(461,722)
Adjustment to fair value of securities		(2,191,475)		(2,461,363)
Other		(1,985,059)		(3,248,314)
Total deductible taxes on temporary differences		(13,305,602)		(14,113,977)	[1]
Income tax and social contribution losses in Brazil and abroad		(294,757)		(657,014)	[1]
Total deferred tax assets	[2]	(13,600,359)		(14,770,991)
Deferred tax liabilities	[2]	(784,468)		(2,440,193)
Net deferred taxes	[2]	(12,815,891)		(12,330,798)
Balance on
Deferred income tax and social contribution
Provisions for credit losses		39,656,446		31,642,800		R$ 26,503,863
Provision for contingencies		10,462,850		7,534,723		7,226,482
Impairment of securities and investments		2,789,316		1,889,028		1,778,282
Adjustment to fair value of securities		1,346,668		2,198,742		3,704,393
Other		6,376,906		3,336,145		4,270,767
Total deductible taxes on temporary differences		60,632,186		46,601,438	[1]	43,483,787	[1]
Income tax and social contribution losses in Brazil and abroad		7,882,821		6,679,495	[1]	5,003,872	[1]
Total deferred tax assets	[2]	68,515,007		53,280,933		48,487,659
Deferred tax liabilities	[2]	10,025,555		5,798,953		6,007,595
Net deferred taxes	[2]	R$ 58,489,452		R$ 47,481,980		R$ 42,480,064

[1]	Includes the effect of R$6,403,185 thousand, referring to the increase in the social contribution rate on banks' net income from 15% to 20% on temporary differences and negative basis, as established in Constitutional Amendment No. 103 promulgated in November of 2019.
[2]	Deferred income and social contribution tax assets and liabilities are offset in the statement of financial position by taxable entity, and were R$8,944,952 thousand in 2019 and R$4,598,364 thousand in 2018;